Other Receivables	12 Months Ended
Dec. 31, 2023
Other Receivables [Abstract]
Other receivables

Note 7 – Other receivables

Others primarily involve the employee’s statutory social insurance. As of December 31, 2023 and 2022, the outstanding balance of such employee’s statutory social insurance were $184,942 and $60,226, respectively.